Schedule of Plant and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 51,868	$ 48,864	$ 43,705
Less: Accumulated depreciation	(8,397)	(4,292)	(1,496)
Property,plant and equipment	43,471	44,572	42,209
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,553	1,538	540
Buildings and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	25,384	25,369	6,410
Computers and Related Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	11,459	11,764	7,248
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	9,142	9,054	3,310
Office Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	35	28	22
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 4,295	$ 1,111	$ 26,175